Stock Plans (Details 2) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option [Member]
Weighted Average Assumptions Used
Dividend yield	1.10%	1.40%	1.50%
Expected volatility	46.00%	39.00%	41.00%
Risk-free interest rate	2.20%	1.30%	1.30%
Expected life of stock option (in years)	6 years 8 months 0 days	6 years 4 months 0 days	6 years 4 months 0 days
Weighted-average fair value per option	$ 32.36	$ 21.11	$ 17.48